PENSION PLAN - Expense recognized in earnings (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	CAD 20	CAD 17
Registered Plan
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	14	11
Interest on obligation	7	6
Expected return on plan assets	(7)	(6)
Pension plan expense	14	11
Registered Plan | Operating expenses
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	7	5
Registered Plan | General and administrative expense
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	CAD 7	CAD 6